UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 29, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--144.1%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.2%
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	1,000,000		933,220
Alaska--.7%
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/32	2,500,000		2,070,925
Northern Tobacco Securitization
Corporation of Alaska, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/46	1,245,000		914,079
Arizona--7.5%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	13,198,367	a,b	14,391,449
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	6,010,000		6,598,499
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000		3,776,080
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	6,000,000		6,274,680
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/37	1,000,000		1,001,420
California--15.5%
Barclays Capital Municipal Trust

Receipts (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	a,b	5,910,444
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		9,103,458
California,
GO (Various Purpose)	6.00	3/1/33	2,250,000		2,697,975
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		6,158,350
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,884,100
California Statewide Communities
Development Authority, Revenue
(Front Porch Communities and
Services Project)	5.13	4/1/37	4,975,000	b	4,735,504
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,677,960
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	8,335,000		6,383,360
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000		3,200,648
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/24	5,220,000	c	3,239,114
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000		4,466,320
San Buenaventura,
Revenue (Community Memorial
Health System)	7.50	12/1/41	1,500,000		1,691,340
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,835,325

Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts Numbers
2,3 and 4)	5.13	8/1/38	5,000,000	5,459,050
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	2,000,000	2,320,180
Colorado--.2%
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	830,000	896,275
Connecticut--1.2%
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	4,988,390
Florida--6.7%
Florida,
Department of Transportation
Right-of-Way Acquisition and
Bridge Construction Bonds	5.00	7/1/24	3,500,000	4,182,640
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	5,000,000	5,507,850
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	4,500,000	4,995,180
Palm Beach County Health
Facilities Authority,
Retirement Community Revenue
(Adult Communities Total
Services, Inc. Retirement -
Life Communities, Inc.
Obligated Group)	5.50	11/15/33	6,825,000	7,104,620
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement

Communities Project)	6.00	8/1/45	3,500,000	3,774,190
South Lake County Hospital
District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	2,500,000	2,689,875
Georgia--4.5%
Atlanta,
Airport General Revenue	5.00	1/1/26	3,500,000	3,836,035
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000	5,794,069
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,750,000	4,173,337
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,396,725
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	2,738,405
Hawaii--1.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000	2,740,000
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,000,000	2,227,680
Idaho--.0%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	185,000	185,294
Illinois--2.6%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.63	1/1/35	3,000,000	3,440,370
Chicago,
SFMR (Collateralized: FHLMC,

FNMA and GNMA)	6.25	10/1/32	785,000		812,718
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International
Corporation Project)	6.50	10/15/40	2,000,000		2,149,980
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	1,020,000		1,036,901
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,000,000		3,362,670
Indiana--.7%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	3,000,000		3,063,690
Iowa--.4%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,766,060
Kentucky--.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project)	6.13	2/1/37	1,000,000		1,073,140
Louisiana--1.9%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,987,000	d	794,681
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,397,520
Louisiana Public Facilities
Authority, Revenue (Belle
Chasse Educational Foundation

Project)	6.50	5/1/31	2,750,000		2,991,175
Maine--.5%
Maine Health and Higher
Educational Facilities
Authority, Revenue
(MaineGeneral Medical Center
Issue)	7.50	7/1/32	2,000,000		2,307,860
Maryland--.4%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000		1,652,247
Massachusetts--12.3%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000	a,b	11,773,758
JPMorgan Chase Putters/Drivers
Trust (Massachusetts,
Consolidated Loan)	5.00	4/1/19	6,400,000	a,b	7,660,736
JPMorgan Chase Putters/Drivers
Trust (Massachusetts
Development Finance Agency,
Revenue (Harvard University
Issue))	5.25	2/1/34	10,000,000	a,b	11,926,600
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	7.25	1/1/32	2,500,000		2,983,525
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,300,000	e	1,402,453
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000		5,653,050
Massachusetts Housing Finance

Agency, Housing Revenue	7.00	12/1/38	4,575,000	5,183,246
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	5,575,000	5,670,890
Michigan--8.0%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000	4,408,005
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/31	3,780,000	3,959,323
Detroit,
Water Supply System Senior
Lien Revenue	5.00	7/1/36	3,290,000	3,342,574
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000	2,044,000
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.25	10/15/31	4,500,000	4,985,460
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	6,620,000	6,456,023
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	5,000,000	6,360,700
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	2,450,000	2,457,718
Minnesota--.6%
Tobacco Securitization Authority
of Minnesota, Tobacco
Settlement Revenue Bonds	5.25	3/1/31	2,500,000	2,724,375
Nevada--1.3%
Clark County,
Passenger Facility Charge

Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000		5,419,100
New Hampshire--1.3%
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000		5,414,472
New Jersey--5.2%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000		5,678,200
New Jersey Economic Development
Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,297,300
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,500,000		1,414,935
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	1,000,000		761,360
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,095,000	e	10,951,561
New Mexico--1.2%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	5,000,000		5,252,900
New York--13.8%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000	a,b	11,934,100
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance

Authority, Future Tax Secured
Revenue)	5.00	5/1/30	4,488,203	a,b	5,105,264
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	a,b	6,151,850
JPMorgan Chase Putters/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	a,b	6,096,800
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000		3,603,510
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	9,425,000		11,494,824
New York City Educational
Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,516,063
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000	d	4,743,350
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000		672,675
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	4,710,000		5,288,718
North Carolina--2.5%
Barclays Capital Municipal Trust
Receipts (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health
System))	5.00	6/1/42	10,000,000	a,b	10,693,000
Ohio--5.4%
Buckeye Tobacco Settlement

Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.88	6/1/47	2,500,000		1,865,975
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	3,000,000		3,161,460
Cleveland,
Airport System Revenue	5.00	1/1/30	2,000,000		2,146,940
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,844,616
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	b	2,015,423
Toledo-Lucas County Port
Authority, Special Assessment
Revenue (Crocker Park Public
Improvement Project)	5.38	12/1/35	3,000,000		3,017,430
University of Akron,
General Receipts Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/22	5,000,000		5,890,500
Oregon--.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton
Round Butte Project)	6.38	11/1/33	1,500,000		1,558,860
Pennsylvania--2.3%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School
Project)	6.13	8/15/40	1,000,000		978,240
JPMorgan Chase Putters/Drivers
Trust (Geisinger Authority,
Health System Revenue
(Geisinger Health System))	5.13	6/1/35	3,000,000	a,b	3,272,100
Philadelphia,

GO	6.50	8/1/41	4,700,000		5,654,100
Rhode Island--1.4%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,959,200
Tennessee--1.5%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000		3,008,750
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000		3,528,930
Texas--20.4%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	9,997,299	a,b	11,005,399
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,
Financing System Revenue)	5.00	5/15/39	13,160,000	a,b	14,701,826
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	3,000,000		3,004,110
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	9,290,000		11,118,829
Harris County Health Facilities
Development Corporation,

Revenue (CHRISTUS Health)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/15	1,500,000		1,673,700
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		6,010,800
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and Power
Company Project) (Insured;
AMBAC)	5.13	11/1/28	4,295,000		4,740,392
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	14,705,000		16,237,702
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000		7,173,089
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	13.28	7/2/24	650,000	f	706,537
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	4,475,000		4,488,291
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000		5,390,910
Virginia--4.5%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; Assured Guaranty
Municipal Corp.)	11.13	8/23/27	7,200,000	f	9,527,760
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	5,140,000		5,775,458

Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	3,000,000		3,616,260
Washington--4.0%
Barclays Capital Municipal Trust
Receipts (King County, Sewer
Revenue)	5.00	1/1/29	8,577,246	a,b	10,063,731
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		6,933,032
West Virginia--1.9%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	7,920,000		8,150,789
Wisconsin--5.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/12	3,865,000	e	3,923,787
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	14,570,000	e	14,823,809
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000		4,111,960
U.S. Related--6.2%
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	5,000,000		5,006,000
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000		1,582,260
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,610,000		1,772,610
Puerto Rico Commonwealth,

Public Improvement GO	6.50	7/1/40	2,390,000		2,807,844
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,705,775
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000		11,352,100
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien/Capital
Projects)	5.00	10/1/39	1,250,000		1,275,650
Total Long-Term Municipal Investments
(cost $554,175,827)					611,868,409
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.0%	Rate (%)	Date	Amount ($)		Value ($)
California--.1%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.15	3/1/12	400,000	g	400,000
New York--.9%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/12	3,900,000	g	3,900,000
Total Short-Term Municipal Investments
(cost $4,300,000)					4,300,000
Total Investments (cost $558,475,827)			145.1%		616,168,409
Liabilities, Less Cash and Receivables			(12.3%)		(52,063,026)
Preferred Stock, at redemption value			(32.8%)		(139,500,000)
Net Assets Applicable to Common Shareholders			100.0%		424,605,383

a Collateral for floating rate borrowings.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities were valued at $137,437,984 or 32.4% of net assets applicable to Common Shareholders.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Non-income producing--security in default.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Inverse floater security--the interest rate is subject to change periodically. Rate shown is the interest rate in effect at February 29, 2012.
g Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 29, 2012, net unrealized appreciation on investments was $57,692,582 of which $60,809,922 related to appreciated investment securities and $3,117,340 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	616,168,409	-	616,168,409

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange

Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By: _/s/ Bradley J. Skapyak_
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _/s/ Bradley J. Skapyak_
Bradley J. Skapyak President
Date:	April 23, 2012

By: _/s/ James Windels_
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)